PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 10 - PROPERTY AND EQUIPMENT

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2022 and 2021 were as follows:

				Acquisition
	1 January			of	31 December
	2022	Additions	Disposals	subsidiary	2022

Cost:
Motor vehicles	5,263	38,655	—	—	43,918
Furniture and fixtures (*)	358,669	148,621	(4,393)	72	502,969
Leasehold improvements	119,062	13,491	—	—	132,553

Total	482,994	200,767	(4,393)	72	679,440

Accumulated depreciation:
Motor vehicles	(3,311)	(4,931)	—	—	(8,242)
Furniture and fixtures	(189,189)	(64,295)	3,897	—	(249,587)
Leasehold improvements	(66,549)	(17,072)	—	—	(83,621)

Total	(259,049)	(86,298)	3,897	—	(341,450)

Net book value	223,945				337,990
(*)	Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Motor vehicles	3,647	1,685	(69)	5,263
Furniture and fixtures	274,799	87,851	(3,981)	358,669
Leasehold improvements	102,507	16,631	(76)	119,062
Advances given	1,449	—	(1,449)	—

Total	382,402	106,167	(5,575)	482,994

Accumulated depreciation:
Motor vehicles	(2,504)	(876)	69	(3,311)
Furniture and fixtures	(153,790)	(38,571)	3,172	(189,189)
Leasehold improvements	(52,956)	(13,593)	—	(66,549)

Total	(209,250)	(53,040)	3,241	(259,049)

Net book value	173,152			223,945

There is no collateral, pledge or mortgage on tangible assets as of 31 December 2022 (2021: None).